Loans To Customers - Summary of Movement In Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Acquisition of subsidiaries		¥ 8,612
Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 183,910,499
Ending balance	188,919,371	183,910,499
Loans and receivables, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	118,954,503
Ending balance	112,443,390	118,954,503
Loans and receivables, category [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	120,052,189	136,967,787	¥ 218,509,623
New loans originated	156,689,847	149,102,654	126,598,504
Acquisition of subsidiaries		2,147,512
Loans derecognized and other adjustments in the current period (including repayments of loans)	(156,424,051)	(161,919,220)	(201,568,474)
Write-offs	(6,705,917)	(6,246,544)	(6,571,866)
Ending balance	113,612,068	120,052,189	136,967,787
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	116,165,300	132,367,125	213,091,088
New loans originated	156,689,847	149,102,654	126,598,504
Acquisition of subsidiaries		2,031,369
Loans derecognized and other adjustments in the current period (including repayments of loans)	(152,657,480)	(155,003,034)	(186,954,113)
Ending balance	106,120,462	116,165,300	132,367,125
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,749,776	2,813,797	3,960,712
Acquisition of subsidiaries		25,778
Loans derecognized and other adjustments in the current period (including repayments of loans)	(3,710,883)	(6,770,877)	(14,425,652)
Ending balance	3,583,895	1,749,776	2,813,797
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,137,113	1,786,865	1,457,823
Acquisition of subsidiaries		90,365
Loans derecognized and other adjustments in the current period (including repayments of loans)	(55,688)	(145,309)	(188,709)
Write-offs	(6,705,917)	(6,246,544)	(6,571,866)
Ending balance	3,907,711	2,137,113	1,786,865
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(14,562,381)	(12,773,218)	(21,110,727)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	14,562,381	12,773,218	21,110,727
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	485,176	440,404	742,373
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(485,176)	(440,404)	(742,373)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(8,538,224)	(6,680,981)	(7,097,203)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	8,538,224	6,680,981	7,097,203
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,021	29,245	7,586
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,021)	(29,245)	(7,586)
Loans and receivables, category [member] | Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(8,543,520)	(7,273,833)	(7,062,978)
New loans originated	3,865,466	3,441,606	1,929,629
Acquisition of subsidiaries		20,779
Loans derecognized and other adjustments in the current period (including repayments of loans)	(6,067,790)	(3,766,404)	(2,863,117)
Remeasurements	11,142,225	7,494,419	7,507,078
Write-offs	(6,705,917)	(6,246,544)	(6,571,866)
Recovery of loans written off previously	543,590	325,831	209,131
Ending balance	(11,321,094)	(8,543,520)	(7,273,833)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(5,740,230)	(4,433,965)	(4,481,912)
New loans originated	3,865,466	3,441,606	1,929,629
Acquisition of subsidiaries		10,178
Loans derecognized and other adjustments in the current period (including repayments of loans)	(4,687,017)	(3,217,060)	(2,277,971)
Remeasurements	6,148,488	6,166,310	6,150,381
Ending balance	(5,498,010)	(5,740,230)	(4,433,965)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,084,589)	(1,152,069)	(1,197,126)
Acquisition of subsidiaries		166
Loans derecognized and other adjustments in the current period (including repayments of loans)	(1,009,298)	(355,499)	(400,954)
Remeasurements	4,226,681	652,407	707,994
Ending balance	(2,663,206)	(1,084,589)	(1,152,069)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,718,701)	(1,687,799)	(1,383,940)
Acquisition of subsidiaries		10,435
Loans derecognized and other adjustments in the current period (including repayments of loans)	(371,475)	(193,845)	(184,192)
Remeasurements	767,056	675,702	648,703
Write-offs	(6,705,917)	(6,246,544)	(6,571,866)
Recovery of loans written off previously	543,590	325,831	209,131
Ending balance	(3,159,878)	(1,718,701)	(1,687,799)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,865,285)	(5,254,705)	(6,016,218)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,865,285	5,254,705	6,016,218
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	296,128	159,936	166,232
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(296,128)	(159,936)	(166,232)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,212,690)	(5,486,549)	(6,209,153)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,212,690	5,486,549	6,209,153
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,767	27,226	7,070
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	¥ (4,767)	¥ (27,226)	¥ (7,070)